Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of key management compensation

	2022	2021	2020
Salaries, other short‑term employee benefits and post-employment benefits	1,619,186	1,502,377	1,314,723
Consulting fees	151,639	224,091	317,425
Share‑based compensation	3,196,353	955,051	975,579
Total	4,967,178	2,681,519	2,607,727